Revolving line of credit - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended									1 Months Ended		3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 20, 2012	Dec. 31, 2011	Mar. 31, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Mar. 20, 2012 Minimum [Member]	Mar. 31, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Mar. 20, 2012 Maximum [Member]	Mar. 20, 2012 Bank's prime rate [Member] Minimum [Member]	Mar. 20, 2012 Bank's prime rate [Member] Maximum [Member]	Mar. 31, 2013 Pre Amended Plan [Member]	Dec. 31, 2012 Pre Amended Plan [Member]	Mar. 20, 2012 Pre Amended Plan [Member]	Mar. 31, 2013 Amended Plan [Member]	Dec. 31, 2012 Amended Plan [Member]	Mar. 31, 2013 Amended Plan [Member] Maximum [Member]	Dec. 31, 2012 Amended Plan [Member] Maximum [Member]
Line of Credit Facility [Line Items]
Agreement provides for borrowings under a revolving line of credit			$ 35,000,000												$ 35,000,000	$ 50,000,000	$ 50,000,000
Revolving line of credit, scheduled maturity date	Apr. 29, 2014	Apr. 29, 2014
Line of credit, interest at LIBOR					1.75%	1.75%	2.00%	2.25%	2.25%	2.50%
Applicable margin, during the period											0.00%	0.50%
Percentage of revolving unused line fee	0.25%	0.25%
Liquidity Threshold			7,500,000
Percent of total credit facility			12.50%
Consecutive days of liquidity threshold	60 days	60 days
Revolving line of credit, extended maturity date	Mar. 20, 2017	Mar. 20, 2017
Maximum aggregate annual capital expenditures													4,000,000	4,000,000				8,000,000	8,000,000
Investment in joint ventures													500,000	500,000		2,000,000	2,000,000
Aggregate amount of acquisition as per amended Harris agreement	2,000,000	2,000,000
Line of Credit bears interest at BMO Bank's prime rate	3.25%	3.25%		3.25%
Outstanding borrowings under its revolving line of credit	6,900,000	5,900,000		4,700,000
Remaining outstanding balance	25,000,000	25,000,000		15,000,000
Percentage of applicable margin interest rate	1.95%	1.96%		2.29%
Unused and available line of credit balance	$ 18,100,000	$ 19,100,000		$ 15,300,000